Average Annual Total Returns - Class I2 - Alger Capital Appreciation Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	41.75%	20.04%	16.98%	Jan. 25, 2095	38.49%	21.00%	17.21%